INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 019
EBP, Master Trust [Line Items]
Interest in Master Trust	5.80%	5.40%